Short-Term Borrowings (Details) $ in Thousands				12 Months Ended
	Apr. 25, 2024 USD ($)	Jan. 09, 2024 USD ($)	Jan. 01, 2024 USD ($)	Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)		Dec. 31, 2022 USD ($)	Dec. 31, 2024 CNY (¥)	Apr. 25, 2024 CNY (¥)	Jan. 09, 2024 CNY (¥)	Jan. 01, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Short-Term Debt [Line Items]
Short term borrowings				$ 23,438		$ 26,222
Interest expenses				$ 976		$ 1,234		$ 1,496
Percentage of weighted average interest rates				3.21%		4.01%		4.35%	3.21%				4.01%
Lines of credit				$ 610
Bank of China Xinyu Branch [Member]
Short-Term Debt [Line Items]
Short term borrowings				9,737	[1]	$ 15,487	[1]						¥ 100,000
Maturity term						July 26, 2024 to November 14, 2024
Interest rate						4.00%
Jiangxi Leibotai [Member]
Short-Term Debt [Line Items]
Short term borrowings						$ 1,363							9,650
Maturity term						November 13, 2024
Interest rate						3.45%
Jiangxi Yibo [Member]
Short-Term Debt [Line Items]
Short term borrowings	$ 3,477	$ 4,173	$ 7,030	$ 9,737		$ 4,238			¥ 70,000	¥ 25,000	¥ 30,000	¥ 50,000	30,000
Maturity term						January 5, 2024
Interest rate	3.00%	3.80%	3.82%	3.10%		4.85%
Export-Import Bank of China Jiangxi Branch [Member]
Short-Term Debt [Line Items]
Short term borrowings				$ 6,051	[2]	$ 6,497	[2]		¥ 43,500				¥ 46,000
Maturity term						September 5, 2024
Interest rate				3.10%		3.40%
Bank Loan Agreements [Member] | Bank of China Xinyu Branch [Member]
Short-Term Debt [Line Items]
Short term borrowings						$ 14,124

[1]	For the year ended December 31, 2023, Jiangxi Yibo entered into four bank loan agreements with Bank of China Xinyu Branch with a total amount of $14,124 (RMB100,000), with maturity dates ranging from July 26, 2024 to November 14, 2024, and an annual interest rate of 4.00%. For the year ended December 31, 2023, Jiangxi Leibotai entered into a bank loan agreement with Bank of China Xinyu Branch for an amount of $1,363 (RMB9,650) with a maturity date of November 13, 2024 and an annual interest rate of 3.45%. As of December 31, 2024, these five loans were fully repaid upon maturity. For the year ended December 31, 2024, Jiangxi Yibo entered into another two bank loan agreements with a total amount of US$9,737 (RMB70,000) with an annual interest rate of 3.10%, which will mature varying from July 8, 2025 to July 19, 2025. The bank loans were guaranteed by Jiangxi Leibotai and related parties. (See Note 15).
[2]	As of December 31, 2023, Jiangxi Yibo had an outstanding bank loan of $6,497 (RMB46,000) from Export-Import Bank of China Jiangxi Branch with a maturity date of September 5, 2024 and an annual interest rate of 3.40%. As of December 31, 2024, the loan was fully repaid upon maturity. For the year ended December 31, 2024, Jiangxi Yibo entered into another bank loan agreement of $6,051 (RMB43,500) with Export-Import Bank of China Jiangxi Branch with an annual interest rate of 3.10%, which will mature on September 13, 2025. The bank loans were guaranteed by Xinyu High-Tech Investment Co., Ltd, a related party of the Group. (See Note 15).